Distribution Date: Determination Date:	06/25/2007 06/15/2007	Citigroup Mortgage Loan Trust Inc. Asset-Backed Pass-Through Certificates, Series 2007-WFHE2

CONTACT INFORMATION

Depositor	Citigroup Mortgage Loan Trust Inc.
390 Greenwich Street
New York, NY 10013

Credit Risk Manager	Clayton Fixed Income Services Inc.
1700 Lincoln Street, Suite 1600
Denver, CO 80203

PMI Insurer	United Guaranty Mortgage Indemnity Company
230 N. Elm Street
Greensboro, North Carolina 27401

Trust Administrator	Citibank, N.A.
388 Greenwich Street, 14th Floor
New York, NY 10013

CONTENTS

Distribution Summary	2

Distribution Summary (Factors)	3

Interest Distribution	4

Principal Distribution	5

Reconciliation Detail	6

Collateral Summary	6

Delinquency Information	8

Standard Prepayment and Default Information	10

Credit Enhancement	11

Distribution Waterfall Detail	12

Other Information	14

Deal Contact:	Valerie Delgado	Citibank, N.A.
	valerie.delgado@citigroup.com	Agency and Trust
	Tel: (949) 250-6464	388 Greenwich Street, 14th Floor
	Fax: (949) 250-6450	New York, NY 10013

Reports Available at www.sf.citidirect.com	Page 1 of 15	© Copyright 2007 Citigroup

Distribution Date: Determination Date:	06/25/2007 06/15/2007	Citigroup Mortgage Loan Trust Inc. Asset-Backed Pass-Through Certificates, Series 2007-WFHE2

Distribution Summary
DISTRIBUTION IN DOLLARS

Class	Original Balance	Prior Principal Balance	Pass- Through Rate	Accrual Day Count	Accrual Dates	Interest Distributed	Principal Distributed	Total Distributed	Deferred Interest	Realized Loss	Current Principal Balance
(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)=(7+8)	(10)	(11)	(12)=(3-8+10-11)
A1	418,372,000.00	363,791,427.50	5.430000%	31 / 360	05/25 - 06/24	1,701,028.08	12,301,021.42	14,002,049.50	0.00	0.00	351,490,406.08
A2	166,657,000.00	166,657,000.00	5.470000%	31 / 360	05/25 - 06/24	785,000.76	0.00	785,000.76	0.00	0.00	166,657,000.00
A3	104,265,000.00	104,265,000.00	5.500000%	31 / 360	05/25 - 06/24	493,810.63	0.00	493,810.63	0.00	0.00	104,265,000.00
A4	63,433,000.00	63,433,000.00	5.670000%	31 / 360	05/25 - 06/24	309,711.62	0.00	309,711.62	0.00	0.00	63,433,000.00
M1	40,086,000.00	40,086,000.00	5.720000%	31 / 360	05/25 - 06/24	197,445.82	0.00	197,445.82	0.00	0.00	40,086,000.00
M2	44,540,000.00	44,540,000.00	5.770000%	31 / 360	05/25 - 06/24	221,301.94	0.00	221,301.94	0.00	0.00	44,540,000.00
M3	20,291,000.00	20,291,000.00	5.790000%	31 / 360	05/25 - 06/24	101,167.54	0.00	101,167.54	0.00	0.00	20,291,000.00
M4	17,816,000.00	17,816,000.00	5.970000%	31 / 360	05/25 - 06/24	91,589.09	0.00	91,589.09	0.00	0.00	17,816,000.00
M5	15,836,000.00	15,836,000.00	6.120000%	31 / 360	05/25 - 06/24	83,455.72	0.00	83,455.72	0.00	0.00	15,836,000.00
M6	11,383,000.00	11,383,000.00	6.470000%	31 / 360	05/25 - 06/24	63,419.12	0.00	63,419.12	0.00	0.00	11,383,000.00
M7	10,887,000.00	10,887,000.00	7.270000%	31 / 360	05/25 - 06/24	68,155.64	0.00	68,155.64	0.00	0.00	10,887,000.00
M8	8,909,000.00	8,909,000.00	7.633485%	31 / 360	05/25 - 06/24	59,992.21	0.00	59,992.21	0.00	0.00	8,909,000.00
M9	13,856,000.00	13,856,000.00	7.633485%	31 / 360	05/25 - 06/24	93,304.76	0.00	93,304.76	0.00	0.00	13,856,000.00
M10	17,817,000.00	17,817,000.00	7.633485%	31 / 360	05/25 - 06/24	119,977.70	0.00	119,977.70	0.00	0.00	17,817,000.00
CE	35,632,482.63	35,632,100.97	59.423470%	30 / 360	05/01 - 05/31	1,757,968.03	0.00	1,757,968.03	0.00	0.00	35,632,100.97
P	100.00	100.00	0.000000%	30 / 360		71,597.48	0.00	71,597.48	0.00	0.00	100.00
R	0.00	0.00	0.000000%	30 / 360		0.00	0.00	0.00	0.00	0.00	0.00
RX	0.00	0.00	0.000000%	30 / 360		0.00	0.00	0.00	0.00	0.00	0.00
Totals	989,780,582.63	935,199,628.47				6,218,926.14	12,301,021.42	18,519,947.56	0.00	0.00	922,898,607.05

Reports Available at www.sf.citidirect.com	Page 2 of 15	© Copyright 2007 Citigroup

Distribution Date: Determination Date:	06/25/2007 06/15/2007	Citigroup Mortgage Loan Trust Inc. Asset-Backed Pass-Through Certificates, Series 2007-WFHE2

Distribution Summary (Factors)
PER $1,000 OF ORIGINAL BALANCE

Class	CUSIP	Record Date	Prior Principal Balance	Interest Distributed	Principal Distributed	Total Distributed	Deferred Interest	Realized Loss	Current Principal Balance
			(3/2 x 1000)	(7/2 x 1000)	(8/2 x 1000)	(9/2 x 1000)	(10/2 x 1000)	(11/2 x 1000)	(12/2 x 1000)
A1	17312BAA0	06/22/2007	869.540570	4.065827	29.402114	33.467941	0.000000	0.000000	840.138456
A2	17312BAB8	06/22/2007	1,000.000000	4.710278	0.000000	4.710278	0.000000	0.000000	1,000.000000
A3	17312BAC6	06/22/2007	1,000.000000	4.736111	0.000000	4.736111	0.000000	0.000000	1,000.000000
A4	17312BAD4	06/22/2007	1,000.000000	4.882500	0.000000	4.882500	0.000000	0.000000	1,000.000000
M1	17312BAE2	06/22/2007	1,000.000000	4.925556	0.000000	4.925556	0.000000	0.000000	1,000.000000
M2	17312BAF9	06/22/2007	1,000.000000	4.968611	0.000000	4.968611	0.000000	0.000000	1,000.000000
M3	17312BAG7	06/22/2007	1,000.000000	4.985833	0.000000	4.985833	0.000000	0.000000	1,000.000000
M4	17312BAH5	06/22/2007	1,000.000000	5.140834	0.000000	5.140834	0.000000	0.000000	1,000.000000
M5	17312BAJ1	06/22/2007	1,000.000000	5.270000	0.000000	5.270000	0.000000	0.000000	1,000.000000
M6	17312BAK8	06/22/2007	1,000.000000	5.571389	0.000000	5.571389	0.000000	0.000000	1,000.000000
M7	17312BAL6	06/22/2007	1,000.000000	6.260277	0.000000	6.260277	0.000000	0.000000	1,000.000000
M8	17312BAM4	06/22/2007	1,000.000000	6.733888	0.000000	6.733888	0.000000	0.000000	1,000.000000
M9	17312BAN2	06/22/2007	1,000.000000	6.733889	0.000000	6.733889	0.000000	0.000000	1,000.000000
M10	17312BAP7	06/22/2007	1,000.000000	6.733889	0.000000	6.733889	0.000000	0.000000	1,000.000000
CE	17312BAQ5	05/31/2007	999.989289	49.336109	0.000000	49.336109	0.000000	0.000000	999.989289
P	17312BAR3	05/31/2007	1,000.000000	715,974.800000	0.000000	715,974.800000	0.000000	0.000000	1,000.000000
R	17312BAS1	05/31/2007	0.000000	0.000000	0.000000	0.000000	0.000000	0.000000	0.000000
RX	17312BAT9	05/31/2007	0.000000	0.000000	0.000000	0.000000	0.000000	0.000000	0.000000

Reports Available at www.sf.citidirect.com	Page 3 of 15	© Copyright 2007 Citigroup

Distribution Date: Determination Date:	06/25/2007 06/15/2007	Citigroup Mortgage Loan Trust Inc. Asset-Backed Pass-Through Certificates, Series 2007-WFHE2

Interest Distribution Detail
DISTRIBUTION IN DOLLARS

Class	Prior Principal Balance	Pass- Through Rate	Next Pass- Through Rate	Interest Accrual Day Cnt Fraction	Optimal Accrued Interest	Prior Unpaid Interest	Interest on Prior Unpaid Interest	Non-Recov. Interest Shortfall	Interest Due	Deferred Interest	Interest Distributed	Current Unpaid Interest
(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)	(10)=(6)+(7)+(8)-(9)	(11)	(12)	(13)=(10)-(11)-(12)
A1	363,791,427.50	5.43000%	5.43000%	31 / 360	1,701,028.08	0.00	0.00	0.00	1,701,028.08	0.00	1,701,028.08	0.00
A2	166,657,000.00	5.47000%	5.47000%	31 / 360	785,000.76	0.00	0.00	0.00	785,000.76	0.00	785,000.76	0.00
A3	104,265,000.00	5.50000%	5.50000%	31 / 360	493,810.63	0.00	0.00	0.00	493,810.63	0.00	493,810.63	0.00
A4	63,433,000.00	5.67000%	5.67000%	31 / 360	309,711.62	0.00	0.00	0.00	309,711.62	0.00	309,711.62	0.00
M1	40,086,000.00	5.72000%	5.72000%	31 / 360	197,445.82	0.00	0.00	0.00	197,445.82	0.00	197,445.82	0.00
M2	44,540,000.00	5.77000%	5.77000%	31 / 360	221,301.94	0.00	0.00	0.00	221,301.94	0.00	221,301.94	0.00
M3	20,291,000.00	5.79000%	5.79000%	31 / 360	101,167.54	0.00	0.00	0.00	101,167.54	0.00	101,167.54	0.00
M4	17,816,000.00	5.97000%	5.97000%	31 / 360	91,589.09	0.00	0.00	0.00	91,589.09	0.00	91,589.09	0.00
M5	15,836,000.00	6.12000%	6.12000%	31 / 360	83,455.72	0.00	0.00	0.00	83,455.72	0.00	83,455.72	0.00
M6	11,383,000.00	6.47000%	6.47000%	31 / 360	63,419.12	0.00	0.00	0.00	63,419.12	0.00	63,419.12	0.00
M7	10,887,000.00	7.27000%	7.27000%	31 / 360	68,155.64	0.00	0.00	0.00	68,155.64	0.00	68,155.64	0.00
M8	8,909,000.00	7.63349%	7.63349%	31 / 360	59,992.21	0.00	0.00	0.00	59,992.21	0.00	59,992.21	0.00
M9	13,856,000.00	7.63349%	7.63349%	31 / 360	93,304.76	0.00	0.00	0.00	93,304.76	0.00	93,304.76	0.00
M10	17,817,000.00	7.63349%	7.63349%	31 / 360	119,977.70	0.00	0.00	0.00	119,977.70	0.00	119,977.70	0.00
CE	35,632,100.97	59.42347%	0.00000%	30 / 360	1,764,485.90	0.00	0.00	0.00	1,764,485.90	0.00	1,757,968.03	6,517.87
P	100.00	0.00000%	0.00000%	30 / 360	71,597.48	0.00	0.00	0.00	71,597.48	0.00	71,597.48	0.00
R	0.00	0.00000%	0.00000%	30 / 360	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
RX	0.00	0.00000%	0.00000%	30 / 360	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals	935,199,628.47				6,225,444.01	0.00	0.00	0.00	6,225,444.01	0.00	6,218,926.14	6,517.87

Reports Available at www.sf.citidirect.com	Page 4 of 15	© Copyright 2007 Citigroup

Distribution Date: Determination Date:	06/25/2007 06/15/2007	Citigroup Mortgage Loan Trust Inc. Asset-Backed Pass-Through Certificates, Series 2007-WFHE2

Principal Distribution Detail
DISTRIBUTION IN DOLLARS

Class	Original Balance	Prior Principal Balance	Scheduled Principal Distribution	Unscheduled Principal Distribution	Accreted Principal	Current Realized Losses	Current Principal Recoveries	Current Principal Balance	Cumulative Realized Losses	Original Class (%)	Current Class (%)	Original Credit Support	Current Credit Support
(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)=(3)-(4)-(5)+(6)-(7)+(8)	(10)	(11)	(12)	(13)	(14)
A1	418,372,000.00	363,791,427.50	448,948.52	11,852,072.90	0.00	0.00	0.00	351,490,406.08	0.00	42.27%	38.09%	23.95%	25.69%
A2	166,657,000.00	166,657,000.00	0.00	0.00	0.00	0.00	0.00	166,657,000.00	0.00	16.84%	18.06%	23.95%	25.69%
A3	104,265,000.00	104,265,000.00	0.00	0.00	0.00	0.00	0.00	104,265,000.00	0.00	10.53%	11.30%	23.95%	25.69%
A4	63,433,000.00	63,433,000.00	0.00	0.00	0.00	0.00	0.00	63,433,000.00	0.00	6.41%	6.87%	23.95%	25.69%
M1	40,086,000.00	40,086,000.00	0.00	0.00	0.00	0.00	0.00	40,086,000.00	0.00	4.05%	4.34%	19.90%	21.34%
M2	44,540,000.00	44,540,000.00	0.00	0.00	0.00	0.00	0.00	44,540,000.00	0.00	4.50%	4.83%	15.40%	16.52%
M3	20,291,000.00	20,291,000.00	0.00	0.00	0.00	0.00	0.00	20,291,000.00	0.00	2.05%	2.20%	13.35%	14.32%
M4	17,816,000.00	17,816,000.00	0.00	0.00	0.00	0.00	0.00	17,816,000.00	0.00	1.80%	1.93%	11.55%	12.39%
M5	15,836,000.00	15,836,000.00	0.00	0.00	0.00	0.00	0.00	15,836,000.00	0.00	1.60%	1.72%	9.95%	10.67%
M6	11,383,000.00	11,383,000.00	0.00	0.00	0.00	0.00	0.00	11,383,000.00	0.00	1.15%	1.23%	8.80%	9.44%
M7	10,887,000.00	10,887,000.00	0.00	0.00	0.00	0.00	0.00	10,887,000.00	0.00	1.10%	1.18%	7.70%	8.26%
M8	8,909,000.00	8,909,000.00	0.00	0.00	0.00	0.00	0.00	8,909,000.00	0.00	0.90%	0.97%	6.80%	7.29%
M9	13,856,000.00	13,856,000.00	0.00	0.00	0.00	0.00	0.00	13,856,000.00	0.00	1.40%	1.50%	5.40%	5.79%
M10	17,817,000.00	17,817,000.00	0.00	0.00	0.00	0.00	0.00	17,817,000.00	0.00	1.80%	1.93%	3.60%	3.86%
CE	35,632,482.63	35,632,100.97	0.00	0.00	0.00	0.00	0.00	35,632,100.97	0.00	3.60%	3.86%	0.00%	0.00%
Totals	989,780,482.63	935,199,528.47	448,948.52	11,852,072.90	0.00	0.00	0.00	922,898,507.05	0.00	100%	100%

Reports Available at www.sf.citidirect.com	Page 5 of 15	© Copyright 2007 Citigroup

Distribution Date: Determination Date:	06/25/2007 06/15/2007	Citigroup Mortgage Loan Trust Inc. Asset-Backed Pass-Through Certificates, Series 2007-WFHE2

Reconciliation Detail

SOURCE OF FUNDS
Interest Funds Available
Scheduled Interest	6,702,307.63
Uncompensated PPIS	0.00
Relief Act Interest Shortfall	0.00
Interest Adjustments	0.00
Total Interest Funds Available:		6,702,307.63
Principal Funds Available
Scheduled Principal	448,948.52
Curtailments	355,697.66
Prepayments in Full	7,314,590.47
Net Liquidation Proceeds	0.00
Repurchased Principal	4,181,784.77
Substitution Principal	0.00
Other Principal	0.00
Total Principal Funds Available:		12,301,021.42
Other Funds Available
Cap Contract Amount	0.00
Prepayment Penalties	71,597.48
Other Charges	0.00
Total Other Funds Available:		71,597.48
Total Funds Available		19,074,926.53

ALLOCATION OF FUNDS
Scheduled Fees
Credit Risk Manager Fee	10,520.63
PMI Insurer Fee	154,791.75
Servicing Fee	389,666.59
Total Scheduled Fees:		554,978.97
Additional Fees, Expenses, etc.
Extraordinary Trust Fund Expenses	0.00
Other Expenses	0.00
Total Additional Fees, Expenses, etc.:		0.00
Distribution to Certificateholders
Interest Distribution	6,218,926.14
Principal Distribution	12,301,021.42
Total Distribution to Certificateholders:		18,519,947.56
Total Funds Allocated		19,074,926.53

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Distribution Date: Determination Date:	06/25/2007 06/15/2007	Citigroup Mortgage Loan Trust Inc. Asset-Backed Pass-Through Certificates, Series 2007-WFHE2

Collateral Summary

ASSET CHARACTERISTICS

	Cut-Off	Prior	Current

Aggregate Stated Principal Balance	989,780,582.63	935,199,628.47	922,898,607.05

Loan Count	6,628	6,318	6,255

Weighted Average Coupon Rate (WAC)	8.621478%	8.600056%	Not Available

Net Weighted Average Coupon Rate (Net WAC)	8.121478%	7.887935%	Not Available

Weighted Average Remaining Term (WART in months)	353	351	350

AVAILABLE PRINCIPAL

Scheduled Principal	448,948.52
Curtailments	355,697.66
Principal Prepayments	7,314,590.47
Liquidation Proceeds	0.00
Repurchased Principal	4,181,784.77
Trailing Recoveries	0.00
TOTAL AVAILABLE PRINCIPAL	12,301,021.42

Current Realized Losses	0.00
Current Bankruptcy Losses	0.00
Cumulative Realized Losses	0.00

AVAILABLE INTEREST

Scheduled Interest		6,702,307.63

Less:	Servicing Fee	389,666.59
	Credit Risk Manager Fee	10,520.63
	PMI Insurer Fee	154,791.75
	Uncompensated PPIS	0.00
	Relief Act Interest Shortfall	0.00
	Non-Recoverable Advance	0.00
	Net Interest Adjustment	0.00
TOTAL AVAILABLE INTEREST		6,147,328.66

Reports Available at www.sf.citidirect.com	Page 7 of 15	© Copyright 2007 Citigroup

Distribution Date: Determination Date:	06/25/2007 06/15/2007	Citigroup Mortgage Loan Trust Inc. Asset-Backed Pass-Through Certificates, Series 2007-WFHE2

Delinquency Information

	Less Than 30 Days	30-59 Days	60-89 Days	90+ Days	Totals
Delinquency
Scheduled Principal Balance		25,517,434.03	89,279.68	0.00	25,606,713.71
Percentage of Total Pool Balance		2.7649%	0.0097%	0.0000%	2.7746%
Number of Loans		146	1	0	147
Percentage of Total Loans		2.3341%	0.0160%	0.0000%	2.3501%
Bankruptcy
Scheduled Principal Balance	839,075.14	323,512.07	0.00	0.00	1,162,587.21
Percentage of Total Pool Balance	0.0909%	0.0351%	0.0000%	0.0000%	0.1260%
Number of Loans	8	1	0	0	9
Percentage of Total Loans	0.1279%	0.0160%	0.0000%	0.0000%	0.1439%
Foreclosure
Scheduled Principal Balance		0.00	0.00	0.00	0.00
Percentage of Total Pool Balance		0.0000%	0.0000%	0.0000%	0.0000%
Number of Loans		0	0	0	0
Percentage of Total Loans		0.0000%	0.0000%	0.0000%	0.0000%
REO
Scheduled Principal Balance		0.00	0.00	0.00	0.00
Percentage of Total Pool Balance		0.0000%	0.0000%	0.0000%	0.0000%
Number of Loans		0	0	0	0
Percentage of Total Loans		0.0000%	0.0000%	0.0000%	0.0000%
Total
Scheduled Principal Balance	839,075.14	25,840,946.10	89,279.68	0.00	26,769,300.92
Percentage of Total Pool Balance	0.0909%	2.8000%	0.0097%	0.0000%	2.9006%
Number of Loans	8	147	1	0	156
Percentage of Total Loans	0.1279%	2.3501%	0.0160%	0.0000%	2.4940%

Principal and Interest Advances		6,017,401.65

Reports Available at www.sf.citidirect.com	Page 8 of 15	© Copyright 2007 Citigroup

Distribution Date: Determination Date:	06/25/2007 06/15/2007	Citigroup Mortgage Loan Trust Inc. Asset-Backed Pass-Through Certificates, Series 2007-WFHE2

Historical Delinquency Information

Distribution	1 Month		2 Month		3 + Month		Bankruptcy		Foreclosure		REO		Total
Date													( 2+, BK, FC & REO )
	Balance	Cnt	Balance	Cnt	Balance	Cnt	Balance	Cnt	Balance	Cnt	Balance	Cnt	Balance	Cnt
06/25/2007	25,517,434.03	146	89,279.68	1	0.00	0	1,162,587.21	9	0.00	0	0.00	0	1,251,866.89	10
	2.765%	2.3%	0.010%	0.0%	0.000%	0.0%	0.126%	0.1%	0.000%	0.0%	0.000%	0.0%	0.136%	0.2%
05/25/2007	3,154,091.64	17	271,223.63	2	0.00	0	532,737.05	6	0.00	0	0.00	0	803,960.68	8
	0.337%	0.3%	0.029%	0.0%	0.000%	0.0%	0.057%	0.1%	0.000%	0.0%	0.000%	0.0%	0.086%	0.1%
04/25/2007	279,213.97	2	0.00	0	0.00	0	466,580.20	5	0.00	0	0.00	0	466,580.20	5
	0.028%	0.0%	0.000%	0.0%	0.000%	0.0%	0.048%	0.1%	0.000%	0.0%	0.000%	0.0%	0.048%	0.1%

Reports Available at www.sf.citidirect.com	Page 9 of 15	© Copyright 2007 Citigroup

Distribution Date: Determination Date:	06/25/2007 06/15/2007	Citigroup Mortgage Loan Trust Inc. Asset-Backed Pass-Through Certificates, Series 2007-WFHE2

Standard Prepayment and Default Information

Payment Date	Wtd. Avg. Age (Months)	Current Collateral Balance	Scheduled Principal	Unscheduled Principal	Liquidation Principal	SMM	CPR	PSA	MDR	CDR	SDA
25-Jun-2007	5.36	922,898,607.05	448,948.52	11,852,072.90	0.00	1.268%	14.198%	1,324%	0.000%	0.000%	0%
25-May-2007	4.37	935,199,628.47	449,463.96	45,432,085.82	0.00	4.633%	43.405%	4,971%	0.000%	0.000%	0%
25-Apr-2007	3.37	981,081,178.25	465,878.79	8,233,525.59	0.00	0.832%	9.542%	1,417%	0.000%	0.000%	0%
SMM	(Single Month Mortality) = Unscheduled Principal / (Beginning Balance - Scheduled Principal)	MDR	(Monthly Default Rate) = Beginning Balance of Liquidated Asset / Total Beginning Balance
CPR	(Constant Prepayment Rate) = 1 - ((1-SMM)^12)	CDR	(Conditional Default Rate) = 1 - ((1-MDR)^12)
PSA	(Public Securities Association) = CPR * (min(.2% * Age, 6%))	SDA	(Standard Default Assumption) = CDR * (min(.2% * Age, 6%))

Reports Available at www.sf.citidirect.com	Page 10 of 15	© Copyright 2007 Citigroup

Distribution Date: Determination Date:	06/25/2007 06/15/2007	Citigroup Mortgage Loan Trust Inc. Asset-Backed Pass-Through Certificates, Series 2007-WFHE2

Credit Enhancement

Overcollateralization and Trigger Information
Overcollateralization Target Amount		35,632,100.97	3.8609%
Beginning Overcollateralization Amount		35,632,100.97
Overcollateralization Decrease Due to Realized Losses		0.00
Overcollateralization Deficiency Amount	0.00
Excess Spread Available for Overcollateralization Increase	1,764,485.90
Overcollateralization Increase Amount		0.00
Excess Overcollateralization Amount	0.00
Principal Available for Overcollateralization Reduction	12,301,021.42
Overcollateralization Reduction Amount		0.00
Current Overcollateralization		35,632,100.97	3.8609%

Current Senior Enhancement Percentage			25.6857%
Are Stepdown Principal Distributions Allowed This Month?			No
(Has the Stepdown Date Occured and Are There No Trigger Events in Effect?)
Has the Stepdown Date Occured?		No
(Has the 3rd Anniversary Distribution Date Occurred and Does the Senior Enhancement Percentage Equal or Exceed the Target Percentage?)
3rd Anniversary Distribution Date	26-Apr-2010
Stepdown Date Senior Enhancement Percentage	25.6857%
Senior Enhancement Target Percentage	47.9000%
Is a Trigger Event in Effect?		No
(Is a Delinquency Trigger Event in Effect or Is a Cumulative Realized Loss Trigger in Effect?)
Is a Delinquency Trigger Event in Effect?		No
(Does the Delinquency Percentage Exceed the Target Percentage?)
Delinquency Percentage	0.0097%
Target Percentage (46.00% of the Prior Senior Enhancement Percentage)	8.9326%
Is a Cumulative Realized Loss Trigger Event in Effect?		No
(Does the Cumulative Loss Percentage Exceed the Target Percentage?)
Cumulative Loss Percentage	0.0000%
Target Percentage	0.0000%

Reports Available at www.sf.citidirect.com	Page 11 of 15	© Copyright 2007 Citigroup

Distribution Date: Determination Date:	06/25/2007 06/15/2007	Citigroup Mortgage Loan Trust Inc. Asset-Backed Pass-Through Certificates, Series 2007-WFHE2

Waterfall Detail

DISTRIBUTIONS	Amount Distributed	Remaining Available Funds
Senior Interest Remittance Funds		6,147,328.66
Class A-1 Certificates, the Senior Interest Distribution Amount	(1,701,028.08)	4,446,300.58
Class A-2 Certificates, the Senior Interest Distribution Amount	(785,000.76)	3,661,299.82
Class A-3 Certificates, the Senior Interest Distribution Amount	(493,810.63)	3,167,489.19
Class A-4 Certificates, the Senior Interest Distribution Amount	(309,711.62)	2,857,777.57

Remaining Interest Remittance Funds		2,857,777.57
Class M-1 Interest Distribution Amount	(197,445.82)	2,660,331.75
Class M-2 Interest Distribution Amount	(221,301.94)	2,439,029.81
Class M-3 Interest Distribution Amount	(101,167.54)	2,337,862.27
Class M-4 Interest Distribution Amount	(91,589.09)	2,246,273.18
Class M-5 Interest Distribution Amount	(83,455.72)	2,162,817.46
Class M-6 Interest Distribution Amount	(63,419.12)	2,099,398.34
Class M-7 Interest Distribution Amount	(68,155.64)	2,031,242.70
Class M-8 Interest Distribution Amount	(58,561.34)	1,972,681.36
Class M-9 Interest Distribution Amount	(91,079.35)	1,881,602.01
Class M-10 Interest Distribution Amount	(117,116.11)	1,764,485.90

Principal Remittance Amount Less Any OC Reduction Amount		12,301,021.42
Class A-1 Certificates	(12,301,021.42)	0.00
Class A-2 Certificates	0.00	0.00
Class A-3 Certificates	0.00	0.00
Class A-4 Certificates	0.00	0.00
Class M-1 Certificates	0.00	0.00
Class M-2 Certificates	0.00	0.00
Class M-3 Certificates	0.00	0.00
Class M-4 Certificates	0.00	0.00
Class M-5 Certificates	0.00	0.00
Class M-6 Certificates	0.00	0.00
Class M-7 Certificates	0.00	0.00
Class M-8 Certificates	0.00	0.00
Class M-9 Certificates	0.00	0.00
Class M-10 Certificates	0.00	0.00

Reports Available at www.sf.citidirect.com	Page 12 of 15	© Copyright 2007 Citigroup

Distribution Date: Determination Date:	06/25/2007 06/15/2007	Citigroup Mortgage Loan Trust Inc. Asset-Backed Pass-Through Certificates, Series 2007-WFHE2

Net Monthly Excess Cashflow		1,764,485.90
Class A-1 Certificates	0.00	1,764,485.90
Class A-2 Certificates	0.00	1,764,485.90
Class A-3 Certificates	0.00	1,764,485.90
Class A-4 Certificates	0.00	1,764,485.90
Class M-1 Certificates	0.00	1,764,485.90
Class M-2 Certificates	0.00	1,764,485.90
Class M-3 Certificates	0.00	1,764,485.90
Class M-4 Certificates	0.00	1,764,485.90
Class M-5 Certificates	0.00	1,764,485.90
Class M-6 Certificates	0.00	1,764,485.90
Class M-7 Certificates	0.00	1,764,485.90
Class M-8 Certificates	0.00	1,764,485.90
Class M-9 Certificates	0.00	1,764,485.90
Class M-10 Certificates	0.00	1,764,485.90
To the Mezzanine Certificates, any Interest Carry Forward Amounts	0.00	1,764,485.90
To the Mezzanine Certificates, the related Allocated Realized Loss Amount	0.00	1,764,485.90
To the Net Wac Rate Carryover Reserve Account, any Net Wac Rate Carryover Amounts	(6,517.87)	1,757,968.03
To the Servicer, any reimbursement for advances	0.00	1,757,968.03
To the Class CE Certificates, the Interest Distribution Amount	(1,757,968.03)	0.00
To the Class CE Certificates, the Overcollateralization Reduction Amount	0.00	0.00
To the Class R Certificates, any remaining amounts	0.00	0.00

Prepayment Penalties		71,597.48
Class P Prepayment Penalties	(71,597.48)	0.00
Distribution of Class P outstanding Certificate Principal Balance	0.00	0.00

Reports Available at www.sf.citidirect.com	Page 13 of 15	© Copyright 2007 Citigroup

Distribution Date: Determination Date:	06/25/2007 06/15/2007	Citigroup Mortgage Loan Trust Inc. Asset-Backed Pass-Through Certificates, Series 2007-WFHE2

Other Information

Cap Account Information
Beginning Balance	0.00
Deposits	0.00
Withdrawals	0.00
Ending Balance	0.00

Net WAC Rate Carryover Reserve Account Information
Beginning Balance	0.00
Deposits	6,517.87
Withdrawals	6,517.87
Ending Balance	0.00

Expenses
Extraordinary Trust Fund Expenses	0.00

Rate Reset Information
Current LIBOR	5.320000%
Next LIBOR	5.320000%

Certificate Interest Rates limited by the Net WAC Rate
None of the Certificate Rates were limited

Reports Available at www.sf.citidirect.com	Page 14 of 15	© Copyright 2007 Citigroup

Distribution Date: Determination Date:	06/25/2007 06/15/2007	Citigroup Mortgage Loan Trust Inc. Asset-Backed Pass-Through Certificates, Series 2007-WFHE2

Net WAC Rate Carryover Amounts
Class A-1Certificates	0.00
Class A-2 Certificates	0.00
Class A-3 Certificates	0.00
Class A-4 Certificates	0.00
Class M-1 Certificates	0.00
Class M-2 Certificates	0.00
Class M-3 Certificates	0.00
Class M-4 Certificates	0.00
Class M-5 Certificates	0.00
Class M-6 Certificates	0.00
Class M-7 Certificates	0.00
Class M-8 Certificates	1,430.87
Class M-9 Certificates	2,225.41
Class M-10 Certificates	2,861.59
Unpaid Net WAC Rate Carryover Amounts
Class A-1 Certificates	0.00
Class A-2 Certificates	0.00
Class A-3 Certificates	0.00
Class A-4 Certificates	0.00
Class M-1 Certificates	0.00
Class M-2 Certificates	0.00
Class M-3 Certificates	0.00
Class M-4 Certificates	0.00
Class M-5 Certificates	0.00
Class M-6 Certificates	0.00
Class M-7 Certificates	0.00
Class M-8 Certificates	0.00
Class M-9 Certificates	0.00
Class M-10 Certificates	0.00

Reports Available at www.sf.citidirect.com	Page 15 of 15	© Copyright 2007 Citigroup